As filed with the Securities and Exchange Commission on August 10, 2022
1933 Act Registration No. 333-248990
1940 Act Registration No. 811-08557
CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 8
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 311
Lincoln Life Flexible Premium Variable Life Account M
(Exact Name of Registrant)
Lincoln MoneyGuard Market Advantage®
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig Beazer, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Jassmin McIver-Jones
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2021 was filed March 29, 2022.
It is proposed that this filing will become effective:
/X/
immediately upon filing pursuant to paragraph (b)
/ /
on May 1, 2022 pursuant to paragraph (b)
/ /
60 days after filing pursuant to paragraph (a)(1)
/ /
on XX XX, 2021 pursuant to paragraph (a)(1) of Rule 485.
/ /
This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be August 10, 2022.

The Lincoln National Life Insurance Company:
Lincoln Life Flexible Premium Variable Life Account M

Supplement Dated August 10, 2022
To the Product Prospectus dated May 1, 2022 for :
Lincoln MoneyGuard Market Advantage®

This Supplement outlines changes to the prospectus for Lincoln MoneyGuard Market Advantage® that will be applicable to policies issued on or after August 15, 2022 subject to state availability.
Please refer to the May 1, 2022 prospectus for a discussion of all other provisions of your Policy that are not discussed in this Supplement.
This Supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this Supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Special Terms provision, as amended by this Supplement.
The prospectus is being amended as follows (in the order of how these respective provisions appear in the prospectus):
Changes to the cover page:

The following language has been added to the cover page following the first paragraph:

This Policy is available through third-party financial intermediaries who charge an advisory fee for their services.  The fee is paid directly to the third-party financial intermediary from the Owner. The advisory fee is in addition to Policy fees and expenses. We do not receive any portion of this fee.  Lincoln does not pay commissions to third-party financial intermediaries because such intermediaries receive compensation in connection with the Policy through a contract between the third-party financial intermediaries and the Owner.

Changes to the Special Terms section (pgs. 3-5 to the May 1, 2022 prospectus):

The following definitions have been added to the Special Terms provision:

Eligible Policy -  A Policy with the Benefit Transfer Rider or another rider issued by us that allows the use of the policy’s Death Benefit Proceeds to purchase an additional death benefit and long-term care benefit under the Beneficiaries own Eligible Policy.   The policy and rider must both be in-force to be considered an Eligible Policy.
Purchase Date – The date we approve a Beneficiary’s Election to use Death Benefit Proceeds, under the Benefit Transfer Rider or a similar rider by us, to purchase the Rider Benefit or similar benefit under an Eligible Policy.
Rider Benefit – A death benefit and long-term care benefit purchased under the Benefit Transfer Rider.
Changes to “Fee Table” sub-section “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses”  Optional Benefit Charges (pgs. 11-12 to the May 1, 2022 prospectus):

Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges
Benefit Transfer Rider Loan	Annually	A percentage of the Loan balance amount against the Rider’s Cash Surrender Value
4%

Changes to “Distribution of the Policies and Compensation” provision (p. 17 to the May 1, 2022 prospectus):

The following language has been added under the provision headed “Distribution of the Policies and Compensation” following the first paragraph:

The Policy is also offered through other financial intermediaries who receive an advisory fee for their services, that is paid directly by the Owner. We do not pay commissions to financial intermediaries because such intermediaries receive compensation in connection with the Policy  through a contract between the third-party financial intermediaries and the Owner.  Lincoln is not a party to this arrangement. You should ask your registered representative how both financial intermediaries and broker-dealer will be compensated for the sale of the Policy to you, and about any other alternative proposal that may have been presented to you. You should take such compensation into account when considering and evaluating any recommendation made to you in connection with the purchase of a policy. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties. We pay LFD a wholesaling allowance for distribution of the policies

Changes to “Other Benefits Available Under the Policy” table (p. 30 to the May 1, 2022 prospectus):

The following has been added to the “Other Benefits Available Under the Policy” table following the Long-Term Care Benefits Rider:

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Benefit Transfer Rider	Provides Beneficiary(ies) of an Eligible Policy the option to use all or a portion of the Death Benefit Proceeds as a single premium to purchase, without underwriting Rider Benefit	Standard
• The Insured under this Policy must be the Beneficiary of an Eligible Policy, and must make the election to purchase Rider Benefit under this Rider at the time they make their election of settlement option under such Eligible Policy.
• The Insured under this Policy must be no less than attained age 50 and no more than attained age 120 on the Purchase Date.
• The LTC Benefit Limit under the Long-Term Care Benefits Rider attached to the Policy must be greater than zero on the Purchase Date.
• The Insured under this Policy must be living on the Purchase Date.

Changes to Long-Term Care Benefits Rider (p. 30 to the May 1, 2022 prospectus):

The first sentence of the first paragraph has been updated under the “Long-Term Care Benefits Rider”.

Long-Term Care Benefits Rider is automatically issued with the Policy.

The first paragraph has been updated under the “Flexible Care Cash Benefits” provision of the Long-Term  Care Benefits Rider:

Flexible Care Cash Benefits:  Subject to state availability, if the Insured has met all of the Benefit Conditions listed in the “Eligibility” provision of this Rider, Flexible Care Cash may be available for up to 5 days per week (if purchased before August 15, 2022) or up to 7 days per week (if purchased on or after August 15, 2022) to provide assistance with paying for Qualified Long-Term Care Services while the Insured is residing in their home, such as care provided by an informal caregiver, that are prescribed in the Insured’s Plan of Care and which the Insured, the Insured’s Licensed Health Care Practitioner and we agree are appropriate in meeting the Insured’s long-term care needs.  Receipts for services provided on days for which Flexible Care Cash is requested are not required for payment.

The Benefit Transfer Rider has been added following the Long-Term Care Benefits Rider:

Benefit Transfer Rider. Subject to state availability, if purchased on or after August 15, 2022, the Benefit Transfer Rider is automatically issued with the Policy. Subject to meeting eligibility requirements, this Rider provides the Beneficiary(ies) payment of all or a portion of the Death Benefits Proceeds to purchase an amount of death benefit and  long-term care benefit under the Beneficiaries own Eligible Policy.
You may return this Rider for any reason to the registered representative through whom it was purchased, to any other registered representative of the Company, or to us at the Administrator Mailing Address shown on the cover of your Policy within 30 days after receipt of your Policy.  If returned, this Rider will be considered void from the Policy Date and we will refund directly to you the Death Benefits Proceeds used to purchase Rider Benefits under this Rider within 30 days of the return. If you purchase through a third-party financial intermediary, please contact the third-party financial intermediary about your options for returning this Rider.
Note:  In New Jersey, you may return this Rider for any reason within 30 days after activating the Rider Benefits.  If returned, the purchase of the Rider benefits would be reversed and you would be refunded all Death Benefit Proceeds.  This also terminates the Benefit Transfer Rider.
If you have purchased benefits under this Rider, we agree to provide benefits for Qualified Long-Term Care Services as described in the Long-Term Care Benefits Rider. The death benefit under this Rider, if any, will be included in the calculation of Death Benefit Proceeds under this Policy, as described in this Rider's "Death Benefit Proceeds" provision.
Eligibility. A Beneficiary may purchase benefits under this Rider once the following conditions are met:
a.
The Insured under this Policy must be the Beneficiary of an Eligible Policy, and must make the election to purchase Rider Benefit under this Rider at the time they make their election of settlement option under such Eligible Policy.

b.	The Insured under this Policy must be no less than attained age 50 and no more than attained age 120 on the Purchase Date.
c.	The LTC Benefit Limit under the Long-Term Care Benefits Rider attached to this Policy must be greater than zero on the Purchase Date.
d.	The Insured under this Policy must be living on the Purchase Date.
If the conditions of the "Eligibility" provision are met, the Insured under this Policy may designate all or a portion of any Death Benefit Proceeds payable to them as Beneficiary of an Eligible Policy to be used as a single premium to purchase Rider Benefit under this Rider with no evidence of insurability.
The amount of Rider Benefit  purchased with every $1,000 of Death Benefit Proceeds is shown in the Table of Guaranteed Purchase Values in the Policy Specifications and will not change.  The Rider Benefit is based on the Insured's Attained Age on the Purchase Date, gender, and for the Rider LTC Benefit, the Right to Purchase Optional Inflation Protection election shown in the Policy Specifications.
Hypothetical: The Benefit Transfer Rider will always provide more death benefit and long-term care benefit than the amount of the death benefit proceeds used for that purpose from an Eligible Policy.  A policy is owned by a Female with the Couple’s Discount class who rejected the optional inflation increases at issue and  is Attained Age 85 on the Purchase Date.  The owner is the Beneficiary of $100,000 in death benefits from another Eligible policy.  Using the Death Benefit Proceeds from the Eligible Policy, the owner elects to keep $50,000 of the death benefit and use the remaining $50,000 to purchase additional death benefit and long-term care benefit under the Benefit Transfer Rider for her Eligible Policy.  The owner’s Eligible Policy will receive $54,000 in Rider Death Benefit and $68,850 in Rider LTC Benefit.
The amount of Death Benefit Proceeds that can be used to purchase Rider Benefit under this Rider may not be less than the Minimum Purchase Payment Amount shown in the Policy Specifications or more than the amount of Death Benefit Proceeds payable to the Beneficiary who is the Insured under this Policy. This maximum amount does not include any interest on Death Benefit Proceeds that may be payable.
If the Insured under this Policy is the Beneficiary on multiple Eligible Policies, there is no limit on the number of times Rider Benefit may be purchased under this Rider, as long as all of the terms and conditions of this Rider are met.
LTC Benefits Available: Subject to the terms and conditions of this Rider and the Long-Term Care Benefits Rider, we will pay an amount not to exceed the Rider Maximum Monthly LTC Benefit, which is the equal to the Maximum Monthly LTC Benefit under the Long-Term Care Benefits Rider, no less frequently than once each calendar month until the Rider LTC Benefit Limit equals zero:
a.	to reimburse costs incurred and actually paid by the Insured for any Covered Service or combination of Covered Services; and/or
b.	to pay the Flexible Care Cash benefit described in the Long-Term Care Benefits Rider's “Flexible Care Cash Benefits” provision, if available under the terms of the Long-Term Care Benefits Rider.

Any Rider LTC Benefit paid in a calendar month will reduce that month's Rider Maximum Monthly LTC Benefit and the Rider LTC Benefit Limit dollar for dollar.  In any calendar month in which you are eligible to receive benefits under this Rider, the maximum amount available is equal to the least of:

a. an amount equal to (1) plus (2), where:
(1) is the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us; and
(2) is the daily Flexible Care Cash amount payable, as described in the Long-Term Care Benefits Rider’s “Flexible Care Cash Benefits” provision, multiplied by the number of days in the calendar month in which Flexible Care Cash was received;
b. the amount you request;
c. the Rider Maximum Monthly LTC Benefit; or
d. the Rider LTC Benefit Limit.

While the terms and conditions of this Rider and the Long-Term Care Benefits Rider are met, Rider LTC Benefit will be paid under this Rider for as long as the Rider LTC Benefit Limit is greater than zero and this Rider remains in force. This does not apply to Rider LTC Benefit, if any, received under the "Rider LTC Benefit After Lapse" or "Rider LTC Nonforfeiture Benefit" provisions.

While this Rider and the Long-Term Care Benefits Rider are in force and this Rider’s Rider LTC Benefit Limit is greater than zero, benefits for Flexible Care Cash and/or Covered Services will be paid in the following order:

a.	benefits are paid under the Long-Term Care Benefits Rider until both of the following are reduced to zero:
(i) the Policy’s Specified Amount; and
(ii)  the Policy’s Accumulation Value; then
b.	Rider LTC Benefits under this Rider, if any, is paid as long as the Rider death benefit, if any, is greater than zero;
c.	benefits are paid under the Long-Term Care Benefits Rider until that rider’s LTC Benefit Limit is reduced to zero; then
d.	Rider LTC Benefit under this Rider, if any, is paid until the Rider LTC Benefit Limit, if any, is reduced to zero.

Right to Purchase Optional Inflation Protection: If the Long-Term Care Benefits Rider attached to this Policy is issued with the right to purchase Optional Inflation Protection, every annual Option Inflation Protection increase purchased by you will be factored into the calculation of the Rider LTC Benefit Limit, if any, under this Rider, as long as the Rider LTC Benefit Limit is greater than zero and this Rider remains in force.
Impact of Benefit Payments:  While the Rider death benefit is greater than zero, benefit payments under this Rider for Flexible Care Cash and/or any Covered Service or combination of Covered Services (other than Caregiver Training) will reduce the Rider death benefit dollar for dollar.

Impact of Debt on Benefit Payments:  A benefit paid under this Rider will be first used to repay a portion of any outstanding Rider Debt, which is the total amount of any outstanding loans against this Rider, including loan interest accrued but not yet charged, under this Rider.  The portion to be repaid will equal the sum of (1) divided by (2), then multiplied by (3), where:

(1) is the amount of Rider Debt;
(2) is the Rider death benefit immediately prior to the Rider LTC Benefit payment, and
(3)	is the amount of the Rider LTC Benefit payment prior to the reduction to repay Rider Debt.

Impact of Rider on Policy:  The Rider death benefit, Rider LTC Benefit, Rider LTC Benefit payments and the Rider Surrender Value under this Rider, if any, are not included in the calculation of any benefits, values, premiums, charges, Monthly Deduction, grace period, no-lapse values, or loans under this Policy, other than as described below.
Death Benefit Proceeds:   If the Insured under this Policy dies while the Policy and this Rider are in force and upon notice of claim, we will pay Death Benefit Proceeds equal to the greatest of a., b. or c. below,  plus the Rider death benefit, if any, on the Insured's date of death, less any Rider Debt, where:

a.	is the Specified Amount on the date of the Insured’s death, less any Debt; or

b.
is an amount equal to the Accumulation Value on the date of the Insured’s death multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, less any Debt; or

c.	is the Residual Death Benefit described in the Long-Term Care Benefits Rider, if that Rider is in force on the date of the Insured’s death.
Availability of Death Benefit Proceeds:   If the Insured under this Policy dies while receiving benefits under this Rider, we reserve the right to withhold payment of any Death Benefit Proceeds that would otherwise be payable until we have verified that we have received all remaining claims for Flexible Care Cash and/or Covered Services under this Rider and under the Long-Term Care Benefits Rider.
Impact of Policy on Rider:  The Rider death benefit and Rider Surrender Value, if any, are not impacted by increases or decreases to this Policy's Specified Amount, or partial surrenders (withdrawals) under this Policy. The Rider LTC Benefit, if any, is not impacted by benefits paid under the Long-Term Care Benefits Rider, or increases or decreases to this Policy's Specified Amount.

Surrenders:  Surrender Value:  The Rider Surrender Value is equal to (1) multiplied by (2), where:
(1)	is the Rider Surrender Value Factor shown in the Table of Rider Surrender Value Factors in the Policy Specifications; and
(2) is the Rider death benefit, if any, divided by  1,000.

Full Surrender of Policy and Rider:  If this Policy, including this Rider, are fully surrendered, the Surrender Value payable will equal the amount calculated under the Policy's "Policy Surrenders" provision plus the Rider Surrender Value, if any, on the date of surrender, less any Rider Debt.
Surrender of Rider Only:   Upon request, you may surrender this Rider and keep this Policy in force. The amount payable upon surrender of this Rider will equal the Rider Surrender Value on the date of surrender, less any Rider Debt. Once you have surrendered this Rider, it cannot be reinstated.
Rider Surrender Values are based on the mortality assumption shown in the Policy Specifications.  The values of this Rider are not less than the minimum required by law.  If required, a detailed statement of the method used to determine Rider values has been filed with the state in which the Policy and this Rider are delivered.

Loans:  If this Rider has Rider Surrender Value available, we will grant a loan against this Rider provided:
a.	a loan agreement is properly executed; and
b.	you make a satisfactory assignment of this Policy to us. The Rider Surrender Value of this Rider serves as the sole security for the loan.
The Minimum Rider Loan Amount is shown in the Policy Specifications. We reserve the right to modify this amount in the future.
Rider Loan Amount Available :  The loan value under this Rider at any time is equal to:
a.	the then current Rider Surrender Value;
b.	minus any existing loan against this Rider; and
c.	minus accrued interest on any existing loan against this Rider.
Rider Loan Interest Rate Charged :   Interest charged on loans against this Rider will be at an annual rate of 4% as shown in the Policy Specifications, payable in arrears.   Interest charged on a loan accrues daily and is payable annually on each Policy Anniversary or as otherwise agreed to by you and us.  If you do not pay the interest when it is due, we will add the amount of interest to the loan.
Rider Loan Repayments:   Rider Debt may be repaid at any time while the Policy and this Rider are in force.  Any loan repayment must be equal to or greater than the lesser of (a) the Minimum Rider Loan Repayment Amount shown in the Policy Specifications; or (b) the amount of the outstanding Rider Debt.
Any Rider LTC Benefit paid under this Rider will be first used to repay a portion of any outstanding Rider Debt under this Rider, as described in the "Impact of Debt on Benefit Payments" provision.
Lapse and Lapse Protection:
Rider LTC Nonforfeiture Benefit:  Subject to the terms and conditions of this Rider and the Long-Term Care Benefits Rider and the limitations and conditions, this provision will cover eligible claims for Flexible Care Cash and/or Covered Services up to the Rider LTC Nonforfeiture Benefit Limit described below which begin at any time after this Rider has terminated for any reason, including surrender of this Rider or full surrender of this Policy.  The Rider LTC Nonforfeiture Benefit, if any, under this provision will continue until the earlier of:

a. the death of the Insured; or
b. the date the Rider LTC Nonforfeiture Benefit Limits, if any, has been reduced to zero.

The Rider LTC Nonforfeiture Benefit Limit will be an amount equal to (1) minus (2), then minus (3), where:

(1) is the Rider LTC Benefit Limit, if any, as of the date this Rider terminates;
(2) is the Rider death benefit, if any, on the date this Rider terminates; and
(3) is the sum of any benefits paid under this “Rider LTC Benefit After Lapse” provision.
The Rider Maximum Monthly LTC Nonforfeiture Benefit, if any, will be an amount equal to the Rider Maximum Monthly LTC Benefit, if any, as of the date this Rider terminates, and will not change.
The Rider LTC Nonforfeiture Benefit Limit and the Rider Maximum Monthly LTC Nonforfeiture Benefit are not subject to inflation protection increases.
The following conditions must be met in the order listed below for benefits under this provision to become effective:

a.	Benefits under the Long-Term Care Benefits Rider’s “Benefits After Lapse” provision, if applicable, must no longer be in effect; then
b.	benefits under the “Rider LTC Benefit After lapse” provision, if applicable, must no longer be in effect; then
c.	payments under the Long-Term Care Benefits Rider’s “Nonforfeiture Benefit” provision must have reduced that rider’s LTC Nonforfeiture Benefit Limit to zero.

Rider LTC Benefit after Lapse:  If the Policy lapses and benefits under the Long-Term Care Benefits Rider become payable under that rider's "Benefits After Lapse" provision, we will continue to reimburse costs incurred for such services under this Rider subject to the terms and conditions of this Rider and the Long-Term Care Benefits Rider if the confinement began while this Rider and the Long-Term Care Benefits Rider were in force and continues without interruption after the Policy and this Rider terminate.
The amount of Rider LTC Benefit After Lapse, if any, will be an amount equal to (1) minus (2), where:
(1) is the Rider LTC Benefit, if any, on the date of the lapse; and
(2) is the Rider death benefit, if any, on the date of the lapse.
The Rider LTC Benefit After Lapse amount is not subject to inflation protection increases.
Benefits under this provision, if any, will continue to be paid subject to the terms and conditions of this Rider and the Long-Term Care Benefits Rider until the earliest of:
a.	the date the Insured is discharged from the Nursing Home or Assisted Living Facility, as applicable;
b. the date the Rider LTC Benefit After Lapse amount, if any, has been reduced to zero, or
c. the date the Insured dies.
The following conditions must be met for benefits under this provision to become effective:
a.	benefits under the Long-Term Care Benefits Rider’s “Benefits After Lapse” provision must no longer be in effect; and
b.	the Insured’s confinement to a Nursing Home or Assisted Living Facility must continue without interruption after the date of lapse.
Reinstatement of Rider:   If the Policy to which this Rider is attached and the Long-Term Care Benefits Rider are reinstated, this Rider will likewise be reinstated if this Rider was in force on the date of Lapse and either of the following apply:
a.	No Rider Benefit had been purchased under this Rider prior to the date of Lapse; or
b.	the total amount of Rider Benefit purchased under this Rider was reduced to zero prior to the date of Lapse as a result of payments of Rider LTC Benefit under this Rider.
This Rider will not be reinstated if either or both of the following occurred at the time of Lapse or termination:
a.	You received payment of Rider Surrender Value; or
b.	benefits were established under this Rider's "Rider LTC Nonforfeiture Benefit" provision.

Tax Treatment of Benefits:  This Rider is intended to be a qualified long-term care insurance policy under Section 7702B(b) of the Internal Revenue Code, as amended.

The benefits paid under this Rider are intended to qualify for exclusion from income subject to limitations. Generally, long-term care payments from all sources with respect to an Insured person will be limited to the higher of the annual Per Diem Limit or the amount of actual qualifying long-term care expenses, reduced by any reimbursements received for the qualifying long-term care services provided for the Insured.

This discussion of the tax treatment of the Benefit Transfer Rider is not meant to be all inclusive. Due to the complexity of these tax rules, you are encouraged to consult your legal or tax advisor regarding these matters.

Notice To Owner   This Rider may not cover all of the costs associated with long-term care incurred by the Insured during the period of coverage.  The Owner is advised to carefully review all Policy and Rider limitations.

Termination of Rider:  This Rider and all rights provided under it terminate upon the earliest of the following:
a.	the date we receive your Request to return this Policy, the Long-Term Care Benefits Rider, or this Rider under the “30 Day Right to Examine” provision;
b.	the date we receive your Request to terminate this Rider or the Long-Term Care Benefits Rider, including your Request to surrender this Rider;
c.	the Valuation Day on or next following the date we receive your Request to terminate this Policy;
d.	the date this Policy Lapses; or
e.	the date the Insured under this Policy dies, which will cause the Death Benefit Proceeds to become payable under the Policy and this Rider.

Part A
The Prospectus for Lincoln MoneyGuard Market Advantage® is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-248990) filed on April 8, 2022 and to the definitive 497 Filing filed on May 2, 2022.
Part B
The Statement of Additional Information for Lincoln MoneyGuard Market Advantage®, including the consolidated financial statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account M, is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-248990) filed on April 8, 2022 and to the definitive 497 Filing filed on May 2, 2022.

PART C - OTHER INFORMATION
Item 30. EXHIBITS
a)
Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
b)
Not applicable.
c)
(1)
Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(a)
Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b)
Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)
Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d)
Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(e)
Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
d)
(1)
Policy ICC20-MGV892 incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333- 248990) filed on December 16, 2020.
(2)
Policy Amendment ICC22AMD-7102 incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-6 (File No. 333-248990) filed on May 23, 2022.
(3)
Policy Specification Pages ICC20-MGV892-1 incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on December 16, 2020.
(4)
Policy Specification Pages ICC22-MGV892-2 incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-6 (File No. 333-248990) filed on May 23, 2022.
(5)
Long-Term Care Benefits Rider (ICC20LTCBR-892) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on December 16, 2020.
(6)
Long-Term Care Benefits Rider – Amendment (AMD-7096) incorporated herein by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-248990) filed on September 9, 2021.
(7)
Long-Term Care Benefits Rider – Amendment (ICCAMD-7108) incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-6 (File No. 333-248990) filed on May 23, 2022.
(8)
Value Protection Rider (ICC20VPR-892) incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on December 16, 2020.
(9)
Benefit Transfer Rider (ICC22BTR-895) incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-6 (File No. 333-248990) filed on May 23, 2022.
e)
(1)
Application ICC20MGF12091A incorporated herein by reference to Registration Statement on Form N-6 (File No. 333- 248990) filed on September 23, 2020.
f)
(1)
Articles of Incorporation of The National Lincoln Life Insurance Company incorporated by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 25, 1996.
(2)
Bylaws of The National Lincoln Life Insurance Company incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
g)
Reinsurance Contracts incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-139960) filed on April 1, 2008.
h)
Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:

(1)
Delaware VIP Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)
Amendment incorporated by reference to Post-Effective Amendment No. 40 filed on Form N-6 (File No. 333-125790) filed on April 7, 2022.
(2)
Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(3)
Legg Mason Partners Variable Equity Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(4)
Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(5)
MFS Variable Insurance Trust II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333- 146507) filed on April 1, 2015.
(a)
Amendment dated August 1, 2016 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(6)
Northern Lights Variable Trust incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.
(a)
Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(b)
Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on February 11, 2021.
(7)
Putnam Variable Trust incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(a)
Amendment No. 7 incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-236907) filed on March 5, 2020.
i)
Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
j)
Not applicable.
k)
Opinion and Consent of Jassmin McIver-Jones, Esquire filed herein.
l)
Not applicable.
m)
Not applicable.
n)
(1) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(2) Power of Attorney – Principal Officers and Directors of The Lincoln National Life Insurance Company filed herein.
o)
Not applicable.
p)
Not applicable.
q)
Compliance Procedures incorporated by reference to Post-Effective Amendment No. 40 on Form N-6 (File No. 333-125790) filed on April 7, 2022.
r)
Not applicable.

Item 31. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Craig T. Beazer*	Executive Vice President, General Counsel and Director
Jayson R. Bronchetti*	Executive Vice President, Chief Investment Officer and Director
Adam M. Cohen*	Senior Vice President and Chief Accounting Officer
Ellen G. Cooper*	President and Director
Randal J. Freitag*	Executive Vice President, Chief Financial Officer and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Shantanu Mishra**	Senior Vice President and Treasurer
Keith J. Ryan**	Vice President and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
***Principal business address is 350 Church Street, Hartford, CT 06103
Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart (incorporated by reference to Post-Effective Amendment No. 49 on Form N-4 (File No. 333-135219) filed on October 6, 2021.)
Item 33. Indemnification
(a)
Brief description of indemnification provisions:
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)
Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
(a)
Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life &

Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b)
Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Shantanu Mishra*	Senior Vice President and Treasurer
William A. Nash**	Senior Vice President and Director
Thomas P. O’Neill*	Senior Vice President, Chief Operating Officer and Head of Financial Institutions Group
Timothy J. Seifert Sr*	Senior Vice President and Director
Vacant	Chief Compliance Officer
*Principal Business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal Business address is 3108 Rhett Butler Place, Charlotte, NC 28270
(c)
N/A
Item 35. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.
Item 36. Management Services
Not Applicable.
Item 37. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No.: 8 to the Registration Statement on Form N-6 (File No. 333-248990; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Greensboro and State of North Carolina on the 3rd day of August, 2022 at 2:48 pm.

Lincoln Life Flexible Premium Variable Life Account M
(Registrant)

/s/Michael Hamilton
By _________________________________
Michael Hamilton
Vice President, MoneyGuard Business Management
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/Michael Hamilton
By _________________________________
Michael Hamilton
Vice President, MoneyGuard Business Management

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No: 8 to the Registration Statement on Form N-6 (File No. 333-248990; 811-08557; CIK: 0001048607) has been signed below on August 3, 2022 at 4:04 pm, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature Title

/s/Ellen G. Cooper*
______________________________	President and Director
Ellen G. Cooper

/s/Randal J. Freitag*
______________________________	Executive Vice President; Chief Financial Officer
Randal J. Freitag	and Director

/s/Craig T. Beazer*
______________________________	Executive Vice President, General Counsel and Director
Craig T. Beazer

/s/Keith J. Ryan*
______________________________                            Vice President and Director
Keith J. Ryan

/s/Jayson R. Bronchetti*
______________________________                           Executive Vice President, Chief Investment Officer
Jayson R. Bronchetti                                                      and Director

/s/Adam M. Cohen*
______________________________                          Senior Vice President and Chief Accounting Officer
Adam M. Cohen

           /s/Jassmin McIver-Jones
* By ________________________________________
Jassmin McIver-Jones
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement